Mar. 25, 2020
SPIRIT OF AMERICA LARGE CAP VALUE FUND

March 25, 2020

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Real Estate Income and Growth Fund

Class A Shares – TICKER: SOAAX

Class C Shares – TICKER: SACRX

Spirit of America Large Cap Value Fund

Class A Shares - TICKER: SOAVX

Class C Shares – TICKER: SACVX

Spirit of America Municipal Tax Free Bond Fund

Class A Shares – TICKER: SOAMX

Class C Shares – TICKER: SACFX

Spirit of America Income Fund

Class A Shares - TICKER: SOAIX

Class C Shares – TICKER: SACTX

Spirit of America Income & Opportunity Fund

Class A Shares – TICKER: SOAOX

Class C Shares – TICKER: SACOX

Each a Series of Spirit of America Investment Fund, Inc.

Supplement to the Summary Prospectuses and Prospectus Each Dated May 1, 2019

This supplement updates the Summary Prospectus and Prospectus of the Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), the Spirit of America Large Cap Value Fund (the “Value Fund”), the Spirit of America Municipal Tax Free Bond Fund (the “Municipal Tax Free Bond Fund”), the Spirit of America Income Fund (the “Income Fund”) and the Spirit of America Income & Opportunity Fund (the “Opportunity Fund” and all together the “Spirit of America Investment Funds”) with the information that follows.

The “Market Risk” that follows is added to the principal risks section of the Real Estate Fund’s summary prospectus. For the Value Fund, Municipal Tax Free Bond Fund, Income Fund and Opportunity Fund, the following “Market Risk” replaces the existing Market Risk disclosure in each Fund’s summary prospectus.

•	Market Risk. The market value of the Fund's investments will fluctuate as the respective markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole. Performance of the Fund can be affected by unexpected local, state, regional, national or global events (e.g., significant earnings shortfalls or gains, war, political events, acts of terrorism, the spread of infectious diseases or other public health issues, and natural and environmental disasters) that cause major price changes in individual securities or market sectors. The securities purchased by the Fund may not appreciate in value as the Adviser anticipates.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future. For additional information regarding Market Risk, refer to “Market Risk” in the section titled “Additional Information About the Investment Objective, Principal Investment Strategies and Related Risks of the Funds” in the Fund’s prospectus.

The sub-section titled “Value Fund, Municipal Tax Free Bond Fund, Income Fund and Opportunity Fund” in the section titled “Principal Investment Risks of the Funds” on page 39 in the Funds’ Prospectus is replaced with the following:

All Funds

The Real Estate Fund, Value Fund, Municipal Tax Free Bond Fund, Income Fund and Opportunity Fund are each subject to market risks associated with investing in securities as described below.

Market Risk. The market value of the Fund’s investments will fluctuate as the respective markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole. The Fund’s performance can be affected by unexpected local, state, regional, national or global events (e.g., significant earnings shortfalls or gains, war, political events, acts of terrorism, the spread of infectious diseases or other public health issues, and natural and environmental disasters) that cause major price changes in individual securities or market sectors. The securities purchased by the Fund may not appreciate in value as the Adviser anticipates.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

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Further Information

For further information, please contact the Spirit of America Investment Funds at 1-516-390-5565 or the Transfer Agent at 1-800-452-4892. You may also obtain additional copies of the Spirit of America Investment Funds’ Summary Prospectus(es), Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds at 1-516-390-5565, by sending an e-mail request to info@soafunds.com or by visiting the Funds’ website at www.SOAFunds.com.